                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-7529

                         Asian Small Companies Portfolio
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                    August 31
                             Date of Fiscal Year End

                                 August 31, 2003
                            Date of Reporting Period

ITEM 1.  REPORTS TO STOCKHOLDERS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 97.1%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------

AUSTRALIA -- 1.5%


Mining -- 0.7%
------------------------------------------------------------------
Sally Malay Mining Ltd.(1)                  1,725,000  $   481,730
------------------------------------------------------------------
                                                       $   481,730
------------------------------------------------------------------
Oil Companies - Exploration & Production -- 0.8%
------------------------------------------------------------------
Novus Petroleum Ltd.(1)                       609,600  $   554,267
------------------------------------------------------------------
                                                       $   554,267
------------------------------------------------------------------
Total Australia
   (identified cost $793,053)                          $ 1,035,997
------------------------------------------------------------------

HONG KONG -- 17.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Appliances -- 0.6%
------------------------------------------------------------------
Allan International Holdings Ltd.           2,336,000  $   419,322
------------------------------------------------------------------
                                                       $   419,322
------------------------------------------------------------------
Containers and Packaging -- 1.3%
------------------------------------------------------------------
Singamas Container Holdings Ltd.            1,870,000  $   881,142
------------------------------------------------------------------
                                                       $   881,142
------------------------------------------------------------------
Electric Products -- 1.0%
------------------------------------------------------------------
Suga International (Bermuda) Holdings
Ltd.                                        1,118,000  $   235,089
The Grande (Bermuda) Holdings Ltd.            354,000      426,656
------------------------------------------------------------------
                                                       $   661,745
------------------------------------------------------------------
Food and Beverages -- 1.3%
------------------------------------------------------------------
Harbin Brewery Group Ltd.(1)                2,392,000  $   897,086
------------------------------------------------------------------
                                                       $   897,086
------------------------------------------------------------------
Hotels and Motels -- 1.4%
------------------------------------------------------------------
Shangri-La Asia Ltd.                        1,170,000  $   975,094
------------------------------------------------------------------
                                                       $   975,094
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Insurance -- 1.5%
------------------------------------------------------------------
China Insurance International Holdings
Co., Ltd.                                   1,876,000  $ 1,028,291
------------------------------------------------------------------
                                                       $ 1,028,291
------------------------------------------------------------------
Machinery -- 0.2%
------------------------------------------------------------------
Chen Hsong Holdings Ltd.                      232,000  $   116,011
------------------------------------------------------------------
                                                       $   116,011
------------------------------------------------------------------
Metals - Industrial -- 1.3%
------------------------------------------------------------------
Lung Kee (Bermuda) Holdings Ltd.            2,184,000  $   910,087
------------------------------------------------------------------
                                                       $   910,087
------------------------------------------------------------------
Optical Supplies -- 0.8%
------------------------------------------------------------------
Sun Hing Vision Group Holdings Ltd.         1,250,000  $   524,890
------------------------------------------------------------------
                                                       $   524,890
------------------------------------------------------------------
Printing -- 1.0%
------------------------------------------------------------------
Global China Group Holdings Ltd.            7,858,000  $   685,122
------------------------------------------------------------------
                                                       $   685,122
------------------------------------------------------------------
Real Estate Operating / Development -- 1.1%
------------------------------------------------------------------
Shun Tak Holdings Ltd.                      2,158,000  $   747,072
------------------------------------------------------------------
                                                       $   747,072
------------------------------------------------------------------
Retail - Restaurants -- 1.8%
------------------------------------------------------------------
Cafe de Coral Holdings Ltd.                 1,463,000  $ 1,219,284
------------------------------------------------------------------
                                                       $ 1,219,284
------------------------------------------------------------------
Shipping -- 1.1%
------------------------------------------------------------------
Orient Overseas International Ltd.            344,000  $   758,637
------------------------------------------------------------------
                                                       $   758,637
------------------------------------------------------------------
Textiles and Apparel -- 2.2%
------------------------------------------------------------------
Huafeng Textile International Group Ltd.    8,000,000  $ 1,097,541
Victory City International Holdings Ltd.      924,000      396,884
------------------------------------------------------------------
                                                       $ 1,494,425
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Toys -- 1.0%
------------------------------------------------------------------
Dream International Ltd.                    2,876,000  $   663,756
------------------------------------------------------------------
                                                       $   663,756
------------------------------------------------------------------
Total Hong Kong
   (identified cost $8,628,630)                        $11,981,964
------------------------------------------------------------------

INDIA -- 43.6%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Auto and Parts -- 6.4%
------------------------------------------------------------------
Automotive Axles Ltd.                         104,454  $   416,017
Bharat Forge Ltd.                             184,400    1,752,122
Mahindra and Mahindra Ltd.                    243,400    1,062,288
TVS Suzuki Ltd.                                73,624    1,175,239
------------------------------------------------------------------
                                                       $ 4,405,666
------------------------------------------------------------------
Banking and Finance -- 7.7%
------------------------------------------------------------------
Bank of Baroda                                166,600  $   522,033
Corporation Bank                              250,000    1,155,691
HDFC Bank Ltd.                                114,100      685,322
ING Vysya Bank Ltd.                           144,601    1,459,411
Kotak Mahindra Finance Ltd.                   325,000    1,485,390
------------------------------------------------------------------
                                                       $ 5,307,847
------------------------------------------------------------------
Diversified Operations -- 2.2%
------------------------------------------------------------------
Indian Rayon and Industries Ltd.              200,000  $   790,013
Max India Ltd.(1)                             318,310      730,878
------------------------------------------------------------------
                                                       $ 1,520,891
------------------------------------------------------------------
Drugs -- 6.2%
------------------------------------------------------------------
Cadila Healthcare Ltd.                        394,000  $ 2,559,797
Matrix Laboratories Ltd.                       39,272      659,557
Sun Pharmaceutical Industries Ltd.             98,705    1,086,594
------------------------------------------------------------------
                                                       $ 4,305,948
------------------------------------------------------------------
Electric - Generation -- 1.9%
------------------------------------------------------------------
Alstom Projects India Ltd.                    501,000  $ 1,332,795
------------------------------------------------------------------
                                                       $ 1,332,795
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Electronics - Consumer -- 1.4%
------------------------------------------------------------------
MIRC Electronics Ltd.                         220,000  $   946,489
------------------------------------------------------------------
                                                       $   946,489
------------------------------------------------------------------
Engineering -- 5.1%
------------------------------------------------------------------
Asea Brown Boveri Ltd.                        146,095  $ 1,515,106
Siemens India Ltd.                            217,343    1,970,826
------------------------------------------------------------------
                                                       $ 3,485,932
------------------------------------------------------------------
Entertainment -- 0.4%
------------------------------------------------------------------
Pritish Nandy Communications Ltd.             400,000  $   261,230
------------------------------------------------------------------
                                                       $   261,230
------------------------------------------------------------------
Food and Beverages -- 2.4%
------------------------------------------------------------------
Tata Tea Ltd.                                 163,500  $   859,213
United Breweries Holdings Ltd.(1)             402,540      216,367
United Breweries Ltd.(1)                      268,360      563,521
------------------------------------------------------------------
                                                       $ 1,639,101
------------------------------------------------------------------
Medical - Biomed / Genetics -- 0.3%
------------------------------------------------------------------
Jupiter Bioscience Ltd.                       100,000  $   198,103
------------------------------------------------------------------
                                                       $   198,103
------------------------------------------------------------------
Petrochemical -- 0.9%
------------------------------------------------------------------
Finolex Industries Ltd.                       531,500  $   657,131
------------------------------------------------------------------
                                                       $   657,131
------------------------------------------------------------------
Soap & Cleaning Preparations -- 0.8%
------------------------------------------------------------------
Godrej Consumer Products Ltd.                 180,300  $   533,509
------------------------------------------------------------------
                                                       $   533,509
------------------------------------------------------------------
Software -- 7.9%
------------------------------------------------------------------
Hexaware Technologies Ltd.(1)                 320,000  $ 1,542,782
I-Flex Solutions Ltd.                          41,900    1,129,729
Satyam Computer Services Ltd.                 300,000    1,482,338
VisualSoft Technologies Ltd.                  288,000    1,258,195
------------------------------------------------------------------
                                                       $ 5,413,044
------------------------------------------------------------------
Total India
   (identified cost $25,917,212)                       $30,007,686
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

INDONESIA -- 6.0%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Banking and Finance -- 1.5%
------------------------------------------------------------------
PT Bank Nisp Tbk(1)                        30,907,000  $   965,275
PT BFI Finance Indonesia Tbk                1,059,500       78,042
------------------------------------------------------------------
                                                       $ 1,043,317
------------------------------------------------------------------
Packaging -- 1.5%
------------------------------------------------------------------
PT Dynaplast Tbk                            6,565,000  $ 1,025,177
------------------------------------------------------------------
                                                       $ 1,025,177
------------------------------------------------------------------
Soap & Cleaning Preparations -- 3.0%
------------------------------------------------------------------
PT Unilever Indonesia Tbk                     633,000  $ 2,073,942
------------------------------------------------------------------
                                                       $ 2,073,942
------------------------------------------------------------------
Total Indonesia
   (identified cost $2,761,244)                        $ 4,142,436
------------------------------------------------------------------

MALAYSIA -- 0.7%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Office Supplies and Forms -- 0.7%
------------------------------------------------------------------
Asia File Corp. Berhad                        350,000  $   520,395
------------------------------------------------------------------
                                                       $   520,395
------------------------------------------------------------------
Total Malaysia
   (identified cost $497,211)                          $   520,395
------------------------------------------------------------------

REPUBLIC OF KOREA -- 8.5%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Commercial Services - Finance -- 1.1%
------------------------------------------------------------------
Korea Information Service, Inc.                31,128  $   736,789
------------------------------------------------------------------
                                                       $   736,789
------------------------------------------------------------------
Electronic Components - Miscellaneous -- 1.1%
------------------------------------------------------------------
HiCel Co., Ltd.(1)                            118,000  $   748,489
------------------------------------------------------------------
                                                       $   748,489
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Internet Content - Entertainment -- 2.1%
------------------------------------------------------------------
NCsoft Corp.(1)                                27,440  $ 1,415,806
------------------------------------------------------------------
                                                       $ 1,415,806
------------------------------------------------------------------
Metals -- 1.3%
------------------------------------------------------------------
Korea Zinc Co., Ltd.                           41,380  $   864,946
------------------------------------------------------------------
                                                       $   864,946
------------------------------------------------------------------
Office Automation and Equipment -- 1.5%
------------------------------------------------------------------
Sindo Ricoh Co.                                16,430  $ 1,033,782
------------------------------------------------------------------
                                                       $ 1,033,782
------------------------------------------------------------------
Web Portals / ISP -- 1.4%
------------------------------------------------------------------
NHN Corp.                                       6,640  $   995,011
------------------------------------------------------------------
                                                       $   995,011
------------------------------------------------------------------
Total Republic of Korea
   (identified cost $3,778,636)                        $ 5,794,823
------------------------------------------------------------------

SINGAPORE -- 7.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 1.7%
------------------------------------------------------------------
Noble Group Ltd.                              983,000  $ 1,188,593
------------------------------------------------------------------
                                                       $ 1,188,593
------------------------------------------------------------------
Electric Products -- 2.1%
------------------------------------------------------------------
Lindeteves-Jacoberg Ltd.(1)                 2,429,000  $ 1,440,803
------------------------------------------------------------------
                                                       $ 1,440,803
------------------------------------------------------------------
Food - Retail -- 3.5%
------------------------------------------------------------------
Dairy Farm International Holdings Ltd.      1,784,300  $ 2,408,805
------------------------------------------------------------------
                                                       $ 2,408,805
------------------------------------------------------------------
Total Singapore
   (identified cost $2,585,708)                        $ 5,038,201
------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

PORTFOLIO OF INVESTMENTS CONT'D

SRI LANKA -- 5.4%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Diversified Operations -- 3.3%
------------------------------------------------------------------
Aitken Spence and Co., Ltd.                   539,400  $ 1,311,873
John Keells Holdings Ltd.                     837,300      944,697
------------------------------------------------------------------
                                                       $ 2,256,570
------------------------------------------------------------------
Food and Beverages -- 0.7%
------------------------------------------------------------------
Distilleries Co. of Sri Lanka Ltd.          1,975,000  $   520,113
------------------------------------------------------------------
                                                       $   520,113
------------------------------------------------------------------
Telecommunication Services -- 1.4%
------------------------------------------------------------------
Sri Lanka Telecom Ltd.                      6,230,000  $   965,093
------------------------------------------------------------------
                                                       $   965,093
------------------------------------------------------------------
Total Sri Lanka
   (identified cost $2,853,469)                        $ 3,741,776
------------------------------------------------------------------

TAIWAN -- 1.2%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Machinery -- 1.2%
------------------------------------------------------------------
Kaulin Manufacturing Co., Ltd.                504,000  $   857,495
------------------------------------------------------------------
                                                       $   857,495
------------------------------------------------------------------
Total Taiwan
   (identified cost $652,572)                          $   857,495
------------------------------------------------------------------

THAILAND -- 5.3%

SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Food and Beverages -- 0.4%
------------------------------------------------------------------
Serm Suk PCL                                  400,000  $   287,175
------------------------------------------------------------------
                                                       $   287,175
------------------------------------------------------------------
Real Estate Operating / Development -- 3.1%
------------------------------------------------------------------
Central Pattana Public Co., Ltd.            1,961,500  $ 2,160,085
------------------------------------------------------------------
                                                       $ 2,160,085
------------------------------------------------------------------
SECURITY                                  SHARES       VALUE
------------------------------------------------------------------
Retail - Major Department Store -- 1.8%
------------------------------------------------------------------
Robinson Department Store PCL(1)           11,406,000  $ 1,243,584
------------------------------------------------------------------
                                                       $ 1,243,584
------------------------------------------------------------------
Total Thailand
   (identified cost $1,983,124)                        $ 3,690,844
------------------------------------------------------------------
Total Common Stocks
   (identified cost $50,450,859)                       $66,811,617
------------------------------------------------------------------
Total Investments -- 97.1%
   (identified cost $50,450,859)                       $66,811,617
------------------------------------------------------------------
Other Assets, Less Liabilities -- 2.9%                 $ 2,025,554
------------------------------------------------------------------
Net Assets -- 100.0%                                   $68,837,171
------------------------------------------------------------------

    Company descriptions are unaudited.
 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2003
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $50,450,859)                           $66,811,617
Cash                                        7,099,651
Foreign currency, at value (identified
   cost, $1,572,013)                        1,570,189
Interest and dividends receivable             608,606
-----------------------------------------------------
TOTAL ASSETS                              $76,090,063
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $ 6,630,684
Accrued expenses                              622,208
-----------------------------------------------------
TOTAL LIABILITIES                         $ 7,252,892
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $68,837,171
-----------------------------------------------------
Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $52,477,447
Net unrealized appreciation (computed on
   the basis of identified cost)           16,359,724
-----------------------------------------------------
TOTAL                                     $68,837,171
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2003
Investment Income
-----------------------------------------------------
Dividends (net of foreign taxes,
   $206,005)                              $ 1,579,497
Interest                                       14,479
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $ 1,593,976
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $   393,762
Administration fee                            131,273
Trustees' fees and expenses                     5,110
Custodian fee                                 222,864
Legal and accounting services                  36,270
Miscellaneous                                   7,967
-----------------------------------------------------
TOTAL EXPENSES                            $   797,246
-----------------------------------------------------

NET INVESTMENT INCOME                     $   796,730
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (net of
      foreign tax, $133,731)
      (identified cost basis)             $ 4,460,588
   Foreign currency and forward foreign
      currency exchange
      contract transactions                  (110,637)
-----------------------------------------------------
NET REALIZED GAIN                         $ 4,349,951
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 9,427,932
   Foreign currency and forward foreign
      currency exchange contracts                (488)
-----------------------------------------------------
NET CHANGE IN UNREALIZED
   APPRECIATION (DEPRECIATION)            $ 9,427,444
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $13,777,395
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $14,574,125
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2003  AUGUST 31, 2002
--------------------------------------------------------------------------
From operations --
   Net investment income (loss)           $       796,730  $      (121,602)
   Net realized gain                            4,349,951        3,121,068
   Net change in unrealized
      appreciation (depreciation)               9,427,444        5,555,867
--------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    14,574,125  $     8,555,333
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    28,098,702  $    10,733,574
   Withdrawals                                (30,082,477)      (7,125,697)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS              $    (1,983,775) $     3,607,877
--------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $    12,590,350  $    12,163,210
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $    56,246,821  $    44,083,611
--------------------------------------------------------------------------
AT END OF YEAR                            $    68,837,171  $    56,246,821
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                   YEAR ENDED AUGUST 31,
                                  --------------------------------------------------------
                                    2003        2002        2001        2000        1999
------------------------------------------------------------------------------------------
Ratios/Supplemental Data
------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                          1.52%       1.50%       1.47%       1.34%       0.85%
   Expenses after custodian
      fee reduction                  1.52%       1.47%       1.19%       1.13%       0.85%
   Net investment income
      (loss)                         1.52%      (0.24)%      0.58%      (0.31)%      1.32%
Portfolio Turnover                    112%         83%        109%        112%        105%
------------------------------------------------------------------------------------------
TOTAL RETURN(1)                     32.17%      21.32%         --          --          --
------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $68,837     $56,247     $44,084     $64,295     $28,485
------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Asian Small Companies Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on January 19, 1996. The Portfolio seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At August 31, 2003, the Eaton Vance Asian Small Companies Fund held an approximate 24.5% interest in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

 D Income Taxes -- The Portfolio has elected to be treated as a partnership for United States Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

   of such transactions. Realized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 G Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risk may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio may enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

 H Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Lloyd George Investment Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance Management
   (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the adviser fee amounted to $393,762. In addition, an administrative fee is earned by EVM for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the year ended August 31, 2003, the administrative fee amounted to $131,273. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $56,353,535 and $59,299,746, respectively, for the year ended August 31, 2003.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2003, as computed on a federal income tax basis, are as follows:

    AGGREGATE COST                            $50,920,140
    -----------------------------------------------------
    Gross unrealized appreciation             $18,041,936
    Gross unrealized depreciation              (2,150,459)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $15,891,477
    -----------------------------------------------------

   The net unrealized depreciation on currency was $1,034.

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended August 31, 2003.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

NOTES TO FINANCIAL STATEMENTS CONT'D

6 Risks Associated with Foreign Investments
-------------------------------------------
   Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

7 Financial Instruments
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At August 31, 2003 there were no outstanding obligations under these financial instruments.

8 Interestholder Meeting
-------------------------------------------
   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                              INTEREST IN THE PORTFOLIO
                                              -------------------------
    NOMINEE FOR TRUSTEE                        AFFIRMATIVE    WITHHOLD
    -------------------------------------------------------------------
    Jessica M. Bibliowicz                             100%           0%
    Edward K.Y. Chen                                  100%           0%
    Donald R. Dwight                                  100%           0%
    James B. Hawkes                                   100%           0%
    Samuel L. Hayes, III                              100%           0%
    Hon. Robert Lloyd George                          100%           0%
    William H. Park                                   100%           0%
    Norton H. Reamer                                  100%           0%
    Lynn A. Stout                                     100%           0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

ASIAN SMALL COMPANIES PORTFOLIO AS OF AUGUST 31, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS
OF ASIAN SMALL COMPANIES PORTFOLIO:
---------------------------------------------

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Asian Small Companies Portfolio (the "Portfolio") as of August 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of Asian Small Companies Portfolio at August 31, 2003, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 22, 2003

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Asian Small Companies Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer, with the exception of Messrs. Chen, Kerr, Lloyd George and Sitabkhan, is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc., "Atlanta Capital" refers to Atlanta Capital Management Company, LLC, "LGM" refers to Lloyd George Management (B.V.I.) Limited, and "Lloyd George" refers to Lloyd George Management (Bermuda) Limited. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM. Lloyd George is a wholly-owned subsidiary of LGM.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE(S)

 Jessica M.               Trustee          Trustee of the    President and Chief              193                    None
 Bibliowicz                              Trust since 1998;   Executive Officer of
 11/28/59                                 of the Portfolio   National Financial
                                             since 2003      Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.

 James B. Hawkes       Trustee of the      Trustee of the    Chairman, President and          193              Director of EVC
 11/9/41             Trust; Trustee and  Trust since 1989;   Chief Executive Officer
                     Vice President of    Trustee and Vice   of BMR, EVC, EVM and
                       the Portfolio      President of the   EV; Director of EV;
                                          Portfolio since    Vice President and
                                                1996         Director of EVD.
                                                             Trustee and/or officer
                                                             of 193 registered
                                                             investment companies in
                                                             the Eaton Vance Fund
                                                             Complex. Mr. Hawkes is
                                                             an interested person
                                                             because of his
                                                             positions with BMR,
                                                             EVM, EVC and EV, which
                                                             are affiliates of the
                                                             Trust and
                                                             the Portfolio.

 Hon. Robert            Trustee and          Since 1996      Chief Executive Officer           5               Chairman of LGM
 Lloyd George(2)      President of the                       of LGM and Lloyd
 8/13/52                 Portfolio                           George. Mr. Lloyd
                                                             George is an interested
                                                             person because of his
                                                             positions with LGM and
                                                             Lloyd George, which are
                                                             affiliates of
                                                             the Portfolio.

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)
 -------------------------------------------------------------------------------------------------------------------------------
 NONINTERESTED TRUSTEE(S)

 Edward K.Y.             Trustee of          Since 1996      President of Lingnan              5             Director of First
 Chen(2)               the Portfolio                         University in Hong                               Pacific Company,
 1/14/45                                                     Kong.                                             Asia Satellite
                                                                                                             Telecommunication
                                                                                                             Holdings Ltd. and
                                                                                                               Wharf Holdings
                                                                                                             Limited (property
                                                                                                                 management
                                                                                                            and communications)

 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  193               Director of
 III                                     Trust since 1989;   Professor of Investment                           Tiffany & Co.
 2/23/35                                  of the Portfolio   Banking Emeritus,                              (specialty retailer)
                                             since 1996      Harvard University                              and Telect, Inc.
                                                             Graduate School of                              (telecommunication
                                                             Business Administration.                        services company)

 William H. Park          Trustee            Since 2003      President and Chief              190                   None
 9/19/47                                                     Executive Officer,
                                                             Prizm Capital
                                                             Management, LLC
                                                             (investment management
                                                             firm) (since 2002).
                                                             Executive Vice
                                                             President and Chief
                                                             Financial Officer,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) (1982-2001).

EATON VANCE ASIAN SMALL COMPANIES FUND AS OF AUGUST 31, 2003

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S) (CONTINUED)

                        POSITION(S)           TERM OF                                 NUMBER OF PORTFOLIOS
                          WITH THE           OFFICE AND                                 IN FUND COMPLEX
      NAME AND           TRUST AND           LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH       THE PORTFOLIO          SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Ronald A. Pearlman       Trustee            Since 2003      Professor of Law,                190                    None
 7/10/40                                                     Georgetown University
                                                             Law Center (since
                                                             1999). Tax Partner,
                                                             Covington & Burling,
                                                             Washington,
                                                             DC (1991-2000).

 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               193                    None
 9/21/35                                 Trust since 1989;   Corporation (an
                                          of the Portfolio   investment and
                                             since 1996      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director of
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).

 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                193                    None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIO          SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 Thomas E. Faust      President of the     Since 2002(3)     Executive Vice President of
 Jr.                       Trust                             EVM, BMR, EVC and EV; Chief
 5/31/58                                                     Investment Officer of EVM and
                                                             BMR and Director of EVC. Chief
                                                             Executive Officer of Belair
                                                             Capital Fund LLC, Belcrest
                                                             Capital Fund LLC, Belmar
                                                             Capital Fund LLC, Belport
                                                             Capital Fund LLC and Belrose
                                                             Capital Fund LLC (private
                                                             investment companies sponsored
                                                             by EVM). Officer of 53
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Gregory L. Coleman    Vice President        Since 2001      Partner of Atlanta Capital.
 10/28/49               of the Trust                         Officer of 10 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 William Walter      Vice President and      Since 1996      Director, Finance Director and
 Raleigh Kerr(2)         Assistant                           Chief Operating Officer of
 8/17/50              Treasurer of the                       Lloyd George Lloyd George.
                         Portfolio                           Director of LGM. Officer of 4
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Zaheer                Vice President        Since 1999      Director of Lloyd George.
 Sitabkhan(2)         of the Portfolio                       Officer of 2 registered
 1/17/65                                                     investment companies managed
                                                             by EVM or BMR.

 James A. Womack       Vice President        Since 2001      Vice President of Atlanta
 11/20/68               of the Trust                         Capital. Officer of 10
                                                             registered investment
                                                             companies managed by EVM
                                                             or BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD, EV and EVC. Officer
                                                             of 193 registered investment
                                                             companies managed by EVM
                                                             or BMR.

 William J. Austin,   Treasurer of the     Since 2002(3)     Assistant Vice President of
 Jr.                     Portfolio                           EVM and BMR. Officer of 58
 12/27/51                                                    registered investment
                                                             companies managed by EVM
                                                             or BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 115 registered
                                                             investment companies managed
                                                             by EVM or BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2) The business address for Messrs. Lloyd George, Sitabkhan and Kerr is 3803 One Exchange Square, Central, Hong Kong. The business address for Mr. Chen is President's Office, Lingnan College, Tuen Mun, Hong Kong.
 (3) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Mr. Austin served as Assistant Treasurer of the Portfolio since 1996.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Asian Small Companies Portfolio


By:    /s/ Hon. Robert Lloyd George
       ----------------------------
       Hon. Robert Lloyd George
       President


Date:  October 16, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ William J. Austin Jr.
       -------------------------
       William J. Austin Jr.
       Treasurer


Date:  October 16, 2003


By:    /s/ Hon. Robert Lloyd George
       ----------------------------
       Hon. Robert Lloyd George
       President


Date:  October 16, 2003